Discontinued Operations and Assets and Liabilities Classified as Held for Sale - Disclosure of Financial Performance Relating to Discontinued Operations (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Net interest income	£ 1,928	£ 1,517	[1]
Net fee and commission income	147	199	[1]
Total operating income	2,212	1,801	[1]
Operating expenses before credit impairment losses, provisions and charges	(1,341)	(1,224)	[1]
Credit impairment losses	70	(364)	[1]
Provisions for other liabilities and charges	(190)	(65)	[1]
Total operating credit impairment losses, provisions and charges	(120)	(429)	[1]
Profit/(loss) from discontinued operations after tax	24	(1)	[1]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net interest income	24	25
Net fee and commission income	27	22
Total operating income	51	47
Operating expenses before credit impairment losses, provisions and charges	(22)	(33)
Credit impairment losses	7	(12)
Provisions for other liabilities and charges	(3)	(4)
Total operating credit impairment losses, provisions and charges	4	(16)
Profit/(loss) from discontinued operations before tax	33	(2)
Tax on profit/(loss) from discontinued operations	(9)	1
Profit/(loss) from discontinued operations after tax	£ 24	£ (1)

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 33.